Income Taxes - Schedule of Income Taxes And Non-Controlling Interest Allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Taxes And Non-Controlling Interest Allocation [Line Items]
Income before income taxes and non-controlling interest	$ 409,359	$ 4,306,224	$ 1,305,948
Epsium BVI [Member]
Schedule of Income Taxes And Non-Controlling Interest Allocation [Line Items]
Income before income taxes and non-controlling interest	(699,020)	(658,866)	(216,984)
Epsium HK [Member]
Schedule of Income Taxes And Non-Controlling Interest Allocation [Line Items]
Income before income taxes and non-controlling interest	(5,157)	(9,194)	(9,911)
Luz [Member]
Schedule of Income Taxes And Non-Controlling Interest Allocation [Line Items]
Income before income taxes and non-controlling interest	$ 1,113,536	$ 4,974,284	$ 1,532,753